Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	6.825%	500,000	453,258
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	1.756%	1,300,000	1,269,172
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	400,000	401,382
Series 2019-B Class A
10/15/2026	2.720%	291,942	293,040
Series 2019-B Class B
10/15/2026	3.150%	1,500,000	1,506,153
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	1.872%	500,000	492,448
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A2R
3-month USD LIBOR + 1.400% 10/15/2030	1.675%	2,500,000	2,446,118
Series 2015-4A Class A2R
3-month USD LIBOR + 1.800% 07/20/2032	2.072%	600,000	587,481
Conn’s Receivables Funding LLC(a)
Series 2019-A Class A
10/16/2023	3.400%	82,943	82,469
Series 2019-A Class B
10/16/2023	4.360%	179,454	178,686
Series 2019-B Class B
06/17/2024	3.620%	500,000	492,025
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	621,785	636,222
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class C
07/25/2024	5.170%	350,843	354,653
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class BR
3-month USD LIBOR + 1.300% Floor 1.300% 04/15/2031	1.575%	335,000	325,513
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	1,000,000	999,545
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	409,902	407,757
Series 2019-11 Class A
12/15/2045	3.750%	274,898	273,658
Series 2019-3 Class A
10/15/2025	3.750%	618,015	614,878
Series 2019-7 Class A
01/15/2027	3.750%	610,288	619,562
Series 2019-8 Class A
12/15/2045	3.750%	267,004	265,853
Series 2020-1 Class A
01/16/2046	3.500%	758,115	754,686
Series 2020-2 Class A
02/15/2046	3.600%	408,073	406,950
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.775%	400,000	375,536
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.022%	600,000	594,352
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	4.358%	500,000	497,602
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	27,124	27,016
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	1.771%	1,000,000	980,761
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	855,000	869,905
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.722%	800,000	779,359
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class A
06/15/2026	3.690%	562,535	558,667
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	700,567	699,079
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class C
06/17/2024	4.870%	160,347	160,619
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	106,817	106,806
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	1,000,000	974,660
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	700,000	700,130
Series 2020-1A Class B
10/15/2026	3.950%	150,000	150,171
Upstart Securitization Trust(a)
Subordinated Series 2018-2 Class C
12/22/2025	5.494%	187,796	190,253
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class E
03/17/2025	3.590%	400,000	396,758
Total Asset-Backed Securities — Non-Agency (Cost $22,123,026)			21,923,183

Commercial Mortgage-Backed Securities - Non-Agency 5.6%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.102%	550,000	443,269
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.692%	250,000	217,646
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	3.053%	700,000	517,970
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	900,000	819,138
BX Trust(a),(e)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%	150,000	145,537
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.552%	500,000	482,048
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.402%	750,000	712,514
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.152%	400,000	374,009
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.873%	200,000	169,016
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.569%	650,000	473,441
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class F
02/10/2037	3.754%	150,000	124,073
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	300,000	228,109
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	340,231
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	252,105
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	250,000	254,798
CSMC Trust(a),(e)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	600,000	429,566
Hilton U.S.A. Trust(a),(e)
Series 2016-HHV Class F
11/05/2038	4.333%	1,000,000	898,928
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	600,000	595,565
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.283%	600,000	437,060
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	500,000	514,149

2	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-SFR1 Class F
04/17/2037	3.431%	650,000	626,283
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	630,000	631,041
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	500,000	535,384
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.252%	600,000	546,901
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	1.652%	400,000	387,476
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.052%	450,000	411,400
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.650% Floor 1.650% 12/15/2034	1.803%	400,000	328,181
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $12,842,853)			11,895,838

Common Stocks 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Energy Equipment & Services 0.0%
Fieldwood Energy LLC(d),(f)	8,596	1,118
Total Energy		1,118
Financials —%
Diversified Financial Services —%
Fairlane Management Corp.(c),(d),(f)	2,000	—
Total Financials		—
Utilities 0.0%
Independent Power and Renewable Electricity Producers 0.0%
Vistra Energy Corp.(f)	10,180	11,539
Total Utilities		11,539
Total Common Stocks (Cost $200,545)		12,657
Corporate Bonds & Notes 40.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
Bombardier, Inc.(a)
10/15/2022	6.000%	70,000	65,057
12/01/2024	7.500%	38,000	29,191
03/15/2025	7.500%	69,000	51,738
04/15/2027	7.875%	10,000	7,408
Moog, Inc.(a)
12/15/2027	4.250%	48,000	49,081
Northrop Grumman Corp.
01/15/2028	3.250%	310,000	348,573
TransDigm, Inc.
05/15/2025	6.500%	59,000	58,829
06/15/2026	6.375%	17,000	17,076
03/15/2027	7.500%	73,000	75,820
Subordinated
11/15/2027	5.500%	59,000	56,683
TransDigm, Inc.(a)
12/15/2025	8.000%	110,000	119,600
03/15/2026	6.250%	480,000	501,225
Total			1,380,281
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	21,000	21,997
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	44,000	45,825
Total			67,822
Automotive 0.7%
Clarios Global LP(a)
05/15/2025	6.750%	36,000	37,922
Ford Motor Co.
04/21/2023	8.500%	32,000	34,884
04/22/2025	9.000%	30,000	34,379
04/22/2030	9.625%	9,000	11,625
Ford Motor Credit Co. LLC
03/18/2024	5.584%	99,000	103,036
09/08/2024	3.664%	147,000	143,909
11/01/2024	4.063%	120,000	119,820
06/16/2025	5.125%	227,000	234,025
08/17/2027	4.125%	287,000	279,068
IAA Spinco, Inc.(a)
06/15/2027	5.500%	89,000	92,528
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	162,000	161,608
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	134,000	138,647
Total			1,391,451

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.6%
Capital One Financial Corp.
01/31/2028	3.800%	270,000	301,341
Citigroup, Inc.(g)
06/03/2031	2.572%	300,000	315,054
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	270,000	284,992
JPMorgan Chase & Co.(g)
10/15/2030	2.739%	360,000	387,795
Total			1,289,182
Brokerage/Asset Managers/Exchanges 0.2%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	28,000	28,372
AG Issuer LLC(a)
03/01/2028	6.250%	28,000	27,904
NFP Corp.(a)
05/15/2025	7.000%	26,000	27,729
08/15/2028	6.875%	267,000	270,231
Total			354,236
Building Materials 0.7%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	161,000	166,945
01/15/2028	4.000%	170,000	172,386
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	151,000	147,345
11/15/2026	4.500%	142,000	146,230
Cemex SAB de CV(a)
05/05/2025	6.125%	250,000	257,574
11/19/2029	5.450%	389,000	394,286
Core & Main LP(a)
08/15/2025	6.125%	192,000	194,589
James Hardie International Finance DAC(a)
01/15/2028	5.000%	66,000	69,192
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	16,000	16,652
Total			1,565,199
Cable and Satellite 2.8%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	142,000	146,289
05/01/2027	5.125%	164,000	172,553
02/01/2028	5.000%	23,000	24,138
06/01/2029	5.375%	94,000	101,846
03/01/2030	4.750%	172,000	182,086
08/15/2030	4.500%	289,000	303,420
02/01/2031	4.250%	47,000	48,579
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	65,000	77,062
03/01/2050	4.800%	565,000	639,351
Comcast Corp.
01/15/2051	2.800%	90,000	90,736
CSC Holdings LLC(a)
02/01/2028	5.375%	338,000	358,294
02/01/2029	6.500%	275,000	306,015
01/15/2030	5.750%	117,000	124,249
12/01/2030	4.125%	40,000	40,701
12/01/2030	4.625%	224,000	225,467
DISH DBS Corp.
11/15/2024	5.875%	165,000	169,191
07/01/2026	7.750%	373,000	410,232
DISH DBS Corp.(a)
07/01/2028	7.375%	78,000	80,194
Quebecor Media, Inc.
01/15/2023	5.750%	199,000	214,033
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	84,000	84,429
09/15/2028	6.500%	120,000	123,208
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	40,000	41,399
07/15/2026	5.375%	22,000	22,917
07/01/2030	4.125%	211,000	216,204
Sky PLC(a)
09/16/2024	3.750%	750,000	836,101
Viasat, Inc.(a)
04/15/2027	5.625%	32,000	32,910
Virgin Media Finance PLC(a)
07/15/2030	5.000%	190,000	189,613
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	155,000	166,299
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	151,000	152,732
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	172,000	178,013
Ziggo BV(a)
01/15/2027	5.500%	257,000	268,520
Total			6,026,781
Chemicals 0.9%
Alpha 2 BV(a),(h)
06/01/2023	8.750%	85,000	85,594
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	110,018
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	116,000	117,322

4	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	85,000	86,683
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	90,000	92,682
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	400,000	373,353
CF Industries, Inc.
03/15/2034	5.150%	59,000	69,609
03/15/2044	5.375%	14,000	16,855
Chemours Co. (The)
05/15/2023	6.625%	39,000	39,509
05/15/2027	5.375%	21,000	20,851
Element Solutions, Inc.(a)
09/01/2028	3.875%	148,000	145,342
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	13,000	13,967
INEOS Group Holdings SA(a)
08/01/2024	5.625%	117,000	118,252
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	79,000	84,333
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	61,000	62,725
PQ Corp.(a)
12/15/2025	5.750%	117,000	120,480
SPCM SA(a)
09/15/2025	4.875%	67,000	69,340
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	174,000	184,703
WR Grace & Co-Conn(a)
06/15/2027	4.875%	129,000	133,064
Total			1,944,682
Construction Machinery 0.2%
H&E Equipment Services, Inc.
09/01/2025	5.625%	116,000	120,895
Herc Holdings, Inc.(a)
07/15/2027	5.500%	78,000	80,604
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	28,000	28,849
United Rentals North America, Inc.
09/15/2026	5.875%	145,000	152,795
07/15/2030	4.000%	35,000	36,001
02/15/2031	3.875%	62,000	62,914
Total			482,058
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
APX Group, Inc.
12/01/2022	7.875%	260,000	260,642
09/01/2023	7.625%	224,000	226,699
11/01/2024	8.500%	144,000	152,383
ASGN, Inc.(a)
05/15/2028	4.625%	120,000	120,612
Expedia Group, Inc.(a)
05/01/2025	6.250%	14,000	15,421
05/01/2025	7.000%	7,000	7,546
Frontdoor, Inc.(a)
08/15/2026	6.750%	105,000	112,151
Match Group, Inc.(a)
12/15/2027	5.000%	5,000	5,272
06/01/2028	4.625%	57,000	58,667
Staples, Inc.(a)
04/15/2026	7.500%	92,000	84,998
04/15/2027	10.750%	19,000	15,175
Uber Technologies, Inc.(a)
11/01/2023	7.500%	70,000	72,761
05/15/2025	7.500%	138,000	146,949
01/15/2028	6.250%	65,000	66,704
Total			1,345,980
Consumer Products 0.6%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	88,000	92,939
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	164,000	176,255
01/15/2027	7.750%	73,000	79,747
03/31/2029	4.375%	59,000	59,551
Mattel, Inc.(a)
12/15/2027	5.875%	77,000	82,767
Mattel, Inc.
11/01/2041	5.450%	73,000	68,497
Newell Brands, Inc.
06/01/2025	4.875%	31,000	33,436
Prestige Brands, Inc.(a)
03/01/2024	6.375%	115,000	118,416
01/15/2028	5.125%	37,000	38,294
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	33,000	34,948
Spectrum Brands, Inc.
07/15/2025	5.750%	59,000	60,934
Valvoline, Inc.
08/15/2025	4.375%	101,000	103,872

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.(a)
02/15/2030	4.250%	241,000	245,740
Total			1,195,396
Diversified Manufacturing 0.5%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	25,000	25,991
06/30/2028	4.125%	74,000	76,098
Carrier Global Corp.(a)
04/05/2040	3.377%	185,000	193,736
CFX Escrow Corp.(a)
02/15/2024	6.000%	23,000	23,900
02/15/2026	6.375%	53,000	56,271
Gates Global LLC/Co.(a)
01/15/2026	6.250%	195,000	200,590
MTS Systems Corp.(a)
08/15/2027	5.750%	57,000	56,128
Resideo Funding, Inc.(a)
11/01/2026	6.125%	166,000	164,668
TriMas Corp.(a)
10/15/2025	4.875%	38,000	38,543
WESCO Distribution, Inc.
06/15/2024	5.375%	84,000	86,095
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	139,000	151,319
06/15/2028	7.250%	76,000	83,246
Total			1,156,585
Electric 4.6%
AEP Texas, Inc.
01/15/2050	3.450%	435,000	476,302
AES Corp. (The)
05/15/2026	6.000%	126,000	132,397
09/01/2027	5.125%	65,000	69,211
Calpine Corp.(a)
06/01/2026	5.250%	51,000	52,948
02/15/2028	4.500%	83,000	85,069
03/15/2028	5.125%	99,000	102,416
02/01/2029	4.625%	21,000	21,000
02/01/2031	5.000%	29,000	29,553
Clearway Energy Operating LLC
10/15/2025	5.750%	68,000	71,558
09/15/2026	5.000%	59,000	61,193
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	230,000	238,295
CMS Energy Corp.
03/01/2024	3.875%	600,000	654,745
02/15/2027	2.950%	165,000	175,985
03/31/2043	4.700%	80,000	98,823
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	50,000	60,558
DTE Energy Co.
06/01/2024	3.500%	340,000	368,440
10/01/2026	2.850%	1,220,000	1,321,497
Duke Energy Corp.
06/01/2030	2.450%	760,000	801,453
Duke Energy Indiana LLC
04/01/2050	2.750%	90,000	91,893
Emera U.S. Finance LP
06/15/2046	4.750%	675,000	814,794
Eversource Energy
01/15/2028	3.300%	170,000	190,157
Georgia Power Co.
03/15/2042	4.300%	125,000	149,045
01/30/2050	3.700%	80,000	90,287
Indiana Michigan Power Co.
07/01/2047	3.750%	186,000	214,085
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	50,000	52,100
09/15/2027	4.500%	347,000	373,393
NRG Energy, Inc.
01/15/2027	6.625%	41,000	43,368
NRG Energy, Inc.(a)
06/15/2029	5.250%	112,000	122,247
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	41,000	42,590
PG&E Corp.
07/01/2028	5.000%	75,000	72,726
Progress Energy, Inc.
04/01/2022	3.150%	382,000	394,555
Southern Co. (The)
07/01/2046	4.400%	572,000	674,781
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	97,000	106,267
01/15/2030	4.750%	83,000	87,805
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	76,000	80,216
07/31/2027	5.000%	137,000	143,421
Xcel Energy, Inc.
06/01/2030	3.400%	1,100,000	1,262,414
Total			9,827,587
Environmental 0.2%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	26,000	27,216
07/15/2029	5.125%	18,000	19,523

6	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental, Inc.(a)
06/01/2025	4.250%	94,000	95,097
08/01/2025	3.750%	99,000	99,531
12/15/2026	5.125%	85,000	87,746
05/01/2027	8.500%	45,000	48,982
Hulk Finance Corp.(a)
06/01/2026	7.000%	46,000	48,476
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	80,000	80,888
Total			507,459
Finance Companies 1.4%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,420,000	1,497,867
Global Aircraft Leasing Co., Ltd.(a),(h)
09/15/2024	6.500%	76,682	43,401
Navient Corp.
03/25/2021	5.875%	14,000	14,148
07/26/2021	6.625%	43,000	43,659
06/15/2022	6.500%	166,000	169,375
01/25/2023	5.500%	62,000	62,517
09/25/2023	7.250%	46,000	47,440
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	136,000	131,754
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	107,000	106,187
03/01/2031	3.875%	182,000	180,432
Quicken Loans, Inc.(a)
05/01/2025	5.750%	292,000	300,588
Springleaf Finance Corp.
05/15/2022	6.125%	46,000	47,685
03/15/2023	5.625%	52,000	54,070
03/15/2024	6.125%	137,000	143,123
03/15/2025	6.875%	35,000	38,864
Total			2,881,110
Food and Beverage 2.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,102,000	1,356,993
Aramark Services, Inc.(a)
05/01/2025	6.375%	30,000	31,205
Bacardi Ltd.(a)
05/15/2048	5.300%	670,000	848,380
Conagra Brands, Inc.
11/01/2048	5.400%	330,000	447,637
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	237,000	228,873
JBS USA LUX SA/USA Finance, Inc.(a)
02/15/2028	6.750%	80,000	87,156
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	1,141,000	1,170,745
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	33,000	34,401
11/01/2026	4.875%	76,000	79,266
05/15/2028	4.875%	36,000	39,029
Mondelez International, Inc.
04/13/2030	2.750%	150,000	163,291
Performance Food Group, Inc.(a)
05/01/2025	6.875%	68,000	72,420
10/15/2027	5.500%	94,000	96,788
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	108,000	110,200
09/30/2027	5.875%	82,000	85,162
Post Holdings, Inc.(a)
08/15/2026	5.000%	169,000	173,282
03/01/2027	5.750%	252,000	264,849
01/15/2028	5.625%	33,000	34,850
04/15/2030	4.625%	180,000	185,145
Total			5,509,672
Gaming 1.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	29,000	31,791
Boyd Gaming Corp.
04/01/2026	6.375%	104,000	108,131
08/15/2026	6.000%	58,000	59,986
12/01/2027	4.750%	74,000	72,532
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	129,000	124,655
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	95,000	97,879
07/01/2025	6.250%	138,000	144,201
07/01/2027	8.125%	121,000	128,099
International Game Technology PLC(a)
02/15/2022	6.250%	139,000	142,034
02/15/2025	6.500%	144,000	153,478
01/15/2029	5.250%	10,000	10,129
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,000	1,061
09/01/2026	4.500%	151,000	153,332
02/01/2027	5.750%	46,000	49,479
01/15/2028	4.500%	161,000	164,119
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	54,000	55,091
Scientific Games International, Inc.(a)
10/15/2025	5.000%	242,000	243,263
03/15/2026	8.250%	121,000	126,200
05/15/2028	7.000%	56,000	56,171
11/15/2029	7.250%	174,000	176,581

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	52,000	55,120
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	61,000	61,305
02/15/2027	3.750%	38,000	37,379
12/01/2029	4.625%	48,000	48,833
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	69,000	65,208
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	20,000	21,172
Total			2,387,229
Health Care 2.3%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	125,000	128,210
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	19,000	19,555
Acadia Healthcare Co., Inc.(a),(i)
04/15/2029	5.000%	30,000	30,448
Avantor Funding, Inc.(a)
07/15/2028	4.625%	108,000	111,963
Becton Dickinson and Co.
05/20/2030	2.823%	515,000	556,021
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	227,000	230,176
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	74,000	78,024
05/01/2028	4.250%	27,000	28,274
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	129,000	126,067
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	93,000	89,961
Cigna Corp.
12/15/2048	4.900%	235,000	305,033
CVS Health Corp.
03/25/2048	5.050%	785,000	1,000,711
Encompass Health Corp.
02/01/2028	4.500%	62,000	62,344
02/01/2030	4.750%	74,000	75,100
Encompass Health Corp.(i)
04/01/2031	4.625%	5,000	5,000
HCA, Inc.
02/01/2025	5.375%	92,000	100,728
09/01/2028	5.625%	186,000	212,902
02/01/2029	5.875%	104,000	121,791
09/01/2030	3.500%	106,000	107,941
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hologic, Inc.(a)
10/15/2025	4.375%	117,000	119,560
02/01/2028	4.625%	75,000	79,065
IQVIA, Inc.(a)
05/15/2027	5.000%	95,000	99,588
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	67,000	68,765
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	68,000	69,346
02/01/2028	7.250%	25,000	25,993
Select Medical Corp.(a)
08/15/2026	6.250%	111,000	115,455
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	68,000	67,558
04/15/2027	10.000%	83,000	88,343
Teleflex, Inc.
06/01/2026	4.875%	57,000	58,808
11/15/2027	4.625%	53,000	55,852
Teleflex, Inc.(a)
06/01/2028	4.250%	28,000	28,942
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	79,000	85,322
02/01/2027	6.250%	148,000	152,617
11/01/2027	5.125%	194,000	199,306
06/15/2028	4.625%	29,000	29,263
10/01/2028	6.125%	225,000	218,811
Total			4,952,843
Healthcare Insurance 0.4%
Centene Corp.
01/15/2025	4.750%	56,000	57,522
01/15/2025	4.750%	35,000	35,971
12/15/2027	4.250%	144,000	150,654
12/15/2029	4.625%	187,000	201,554
02/15/2030	3.375%	119,000	123,255
Centene Corp.(a)
08/15/2026	5.375%	130,000	137,870
Centene Corp.(i)
10/15/2030	3.000%	184,000	187,581
Total			894,407
Home Construction 0.4%
Lennar Corp.
06/01/2026	5.250%	80,000	89,975
06/15/2027	5.000%	112,000	126,376
11/29/2027	4.750%	111,000	126,744
Meritage Homes Corp.
04/01/2022	7.000%	44,000	46,915
06/06/2027	5.125%	93,000	102,925

8	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	77,000	77,135
04/01/2029	4.750%	12,000	11,947
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	56,618
08/01/2030	5.125%	165,000	176,184
TRI Pointe Group, Inc.
06/15/2028	5.700%	21,000	22,941
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	35,000	37,888
Total			875,648
Independent Energy 1.6%
Apache Corp.
11/15/2025	4.625%	48,000	45,746
11/15/2027	4.875%	67,000	63,356
02/01/2042	5.250%	25,000	22,357
04/15/2043	4.750%	11,000	9,773
01/15/2044	4.250%	79,000	67,127
Callon Petroleum Co.
10/01/2024	6.125%	14,000	4,028
07/01/2026	6.375%	252,000	61,574
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	11,000	3,564
CNX Resources Corp.(a)
03/14/2027	7.250%	122,000	124,440
Comstock Resources, Inc.
08/15/2026	9.750%	26,000	26,678
08/15/2026	9.750%	23,000	23,574
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	209,000	197,290
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	33,000	33,900
01/30/2028	5.750%	113,000	113,800
EQT Corp.
10/01/2027	3.900%	85,000	78,208
EQT Corp.(g)
02/01/2030	8.750%	63,000	74,379
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	95,000	86,488
11/01/2028	6.250%	76,000	69,608
Matador Resources Co.
09/15/2026	5.875%	201,000	168,203
Noble Energy, Inc.
11/15/2043	5.250%	125,000	164,274
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
08/15/2024	2.900%	282,000	239,318
07/15/2025	8.000%	225,000	226,196
04/15/2026	3.400%	178,000	142,354
08/15/2029	3.500%	70,000	53,639
09/01/2030	6.625%	222,000	204,658
04/15/2046	4.400%	306,000	218,232
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	337,000	335,400
02/15/2028	4.125%	73,000	68,985
QEP Resources, Inc.
03/01/2026	5.625%	70,000	39,726
SM Energy Co.
06/01/2025	5.625%	32,000	14,870
09/15/2026	6.750%	85,000	39,062
01/15/2027	6.625%	142,000	63,358
Tullow Oil PLC(a)
03/01/2025	7.000%	200,000	93,154
WPX Energy, Inc.
09/15/2024	5.250%	107,000	111,645
01/15/2030	4.500%	172,000	169,190
Total			3,458,154
Integrated Energy 0.1%
Cenovus Energy, Inc.
07/15/2025	5.375%	49,000	47,310
04/15/2027	4.250%	20,000	18,173
11/15/2039	6.750%	70,000	70,204
06/15/2047	5.400%	20,000	16,908
Total			152,595
Leisure 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	118,000	120,987
Cinemark USA, Inc.(a)
05/01/2025	8.750%	56,000	59,225
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	59,000	57,151
05/15/2027	6.500%	84,000	90,614
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	106,000	112,298
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	38,000	40,458
Vail Resorts, Inc.(a)
05/15/2025	6.250%	17,000	18,038
Viking Cruises Ltd.(a)
05/15/2025	13.000%	20,000	23,150

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VOC Escrow Ltd.(a)
02/15/2028	5.000%	21,000	18,622
Total			540,543
Life Insurance 1.9%
Brighthouse Financial, Inc.
06/22/2047	4.700%	5,000	4,829
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,089,000	1,209,198
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	389,000	520,287
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	300,000	384,926
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,230,000	1,353,944
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	340,000	430,936
Voya Financial, Inc.
06/15/2046	4.800%	170,000	206,404
Total			4,110,524
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	39,000	40,683
05/01/2028	5.750%	43,000	45,317
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	113,000	116,265
Wyndham Hotels & Resorts, Inc.(a)
04/15/2026	5.375%	48,000	48,797
08/15/2028	4.375%	72,000	69,910
Total			320,972
Media and Entertainment 1.1%
Clear Channel International BV(a)
08/01/2025	6.625%	120,000	122,902
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	102,000	98,910
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	158,000	151,517
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	37,000	26,180
08/15/2027	6.625%	49,000	25,493
Discovery Communications LLC
05/15/2049	5.300%	362,000	440,041
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.
05/01/2026	6.375%	47,791	49,809
05/01/2027	8.375%	218,130	215,359
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	29,000	28,364
01/15/2028	4.750%	64,000	60,431
Lamar Media Corp.(a)
02/15/2028	3.750%	39,000	38,918
01/15/2029	4.875%	48,000	50,014
02/15/2030	4.000%	24,000	24,040
Netflix, Inc.
02/15/2025	5.875%	24,000	27,100
04/15/2028	4.875%	194,000	217,922
11/15/2028	5.875%	72,000	85,906
05/15/2029	6.375%	17,000	20,980
Netflix, Inc.(a)
11/15/2029	5.375%	53,000	62,405
06/15/2030	4.875%	81,000	92,331
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	49,000	49,743
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	67,000	68,970
10/01/2030	5.875%	50,000	51,980
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	38,000	37,127
03/15/2030	4.625%	125,000	120,526
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	30,000	29,101
TEGNA, Inc.(a)
03/15/2026	4.750%	35,000	35,706
09/15/2029	5.000%	73,000	72,010
Twitter, Inc.(a)
12/15/2027	3.875%	55,000	57,199
Total			2,360,984
Metals and Mining 0.9%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	9,000	9,289
09/30/2026	7.000%	108,000	111,856
Constellium NV(a)
05/15/2024	5.750%	38,000	38,630
03/01/2025	6.625%	61,000	62,466
02/15/2026	5.875%	295,000	302,779
Constellium SE(a)
06/15/2028	5.625%	40,000	40,825
Freeport-McMoRan, Inc.
09/01/2029	5.250%	139,000	148,947
08/01/2030	4.625%	111,000	116,753
03/15/2043	5.450%	294,000	326,151

10	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc.(a)
01/15/2025	7.625%	118,000	120,326
04/01/2029	6.125%	242,000	239,504
Novelis Corp.(a)
09/30/2026	5.875%	269,000	276,019
01/30/2030	4.750%	118,000	115,827
Total			1,909,372
Midstream 3.2%
Cheniere Energy Partners LP
10/01/2026	5.625%	91,000	94,653
10/01/2029	4.500%	46,000	47,153
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	118,000	121,205
DCP Midstream Operating LP
05/15/2029	5.125%	93,000	91,647
04/01/2044	5.600%	312,000	284,767
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	71,000	64,737
Enterprise Products Operating LLC
01/31/2060	3.950%	285,000	283,238
EQM Midstream Partners LP(a)
07/01/2025	6.000%	51,000	52,597
07/01/2027	6.500%	48,000	50,857
Genesis Energy LP/Finance Corp.
06/15/2024	5.625%	31,000	26,415
10/01/2025	6.500%	11,000	9,436
02/01/2028	7.750%	47,000	40,812
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	98,000	96,101
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	835,000	926,595
Kinder Morgan, Inc.
02/15/2046	5.050%	305,000	344,338
MPLX LP
04/15/2048	4.700%	230,000	232,848
NuStar Logistics LP
10/01/2025	5.750%	55,000	56,779
06/01/2026	6.000%	45,000	45,171
04/28/2027	5.625%	97,000	95,898
10/01/2030	6.375%	51,000	52,939
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	1,601,000	1,423,839
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	191,000	187,132
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	115,000	106,463
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.
01/15/2023	4.875%	30,000	30,227
02/15/2026	5.500%	84,000	84,126
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	26,000	24,012
01/15/2028	5.500%	50,000	45,242
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	67,000	67,145
01/15/2028	5.000%	28,000	27,328
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	338,000	336,131
02/01/2031	4.875%	83,000	80,469
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	94,000	97,036
Western Gas Partners LP
08/15/2048	5.500%	580,000	477,965
Williams Companies, Inc. (The)
09/15/2045	5.100%	676,000	759,252
Total			6,764,553
Natural Gas 0.8%
NiSource, Inc.
05/01/2030	3.600%	320,000	364,746
02/15/2043	5.250%	55,000	72,534
05/15/2047	4.375%	605,000	747,205
Sempra Energy
06/15/2027	3.250%	450,000	494,390
Total			1,678,875
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	78,000	74,758
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	68,000	64,077
Nabors Industries Ltd.(a)
01/15/2026	7.250%	110,000	54,936
01/15/2028	7.500%	40,000	19,347
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	260,000	174,200
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	48,000	47,454
Total			434,772
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	54,000	55,361

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hillenbrand, Inc.
06/15/2025	5.750%	20,000	21,405
Total			76,766
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	174,000	161,226
02/01/2027	4.250%	10,000	8,642
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	66,000	65,959
Total			235,827
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	107,000	111,093
08/15/2026	4.125%	205,000	207,539
08/15/2027	5.250%	148,000	150,924
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	50,000	52,657
Berry Global, Inc.
07/15/2023	5.125%	52,000	52,779
BWAY Holding Co.(a)
04/15/2024	5.500%	152,000	152,534
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	114,000	115,906
Novolex(a)
01/15/2025	6.875%	29,000	29,020
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	27,000	28,409
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	65,000	65,811
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	136,000	140,808
08/15/2027	8.500%	61,000	65,797
Total			1,173,277
Pharmaceuticals 1.2%
AbbVie, Inc.(a)
06/15/2044	4.850%	170,000	209,927
11/21/2049	4.250%	630,000	745,170
Amgen, Inc.
02/21/2050	3.375%	265,000	286,002
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	10,000	10,347
04/15/2025	6.125%	399,000	408,415
04/01/2026	9.250%	145,000	159,470
01/31/2027	8.500%	103,000	113,174
01/30/2028	5.000%	50,000	48,552
02/15/2029	6.250%	100,000	102,926
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/30/2030	5.250%	50,000	49,150
Bristol-Myers Squibb Co.
10/26/2049	4.250%	71,000	93,537
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	95,000	97,123
07/15/2027	5.000%	14,000	14,636
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	23,000	23,004
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	64,000	66,886
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	39,000	40,152
06/15/2028	5.000%	36,000	37,519
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	126,000	131,888
Total			2,637,878
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	159,000	166,703
HUB International Ltd.(a)
05/01/2026	7.000%	147,000	152,256
MGIC Investment Corp.
08/15/2028	5.250%	16,000	16,537
Radian Group, Inc.
03/15/2027	4.875%	26,000	25,933
USI, Inc.(a)
05/01/2025	6.875%	39,000	39,549
Total			400,978
Railroads 0.0%
Union Pacific Corp.
08/15/2059	3.950%	51,000	61,250
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	67,000	71,478
10/15/2025	5.000%	112,000	114,855
01/15/2028	3.875%	39,000	39,688
Golden Nugget, Inc.(a)
10/15/2024	6.750%	28,000	23,354
IRB Holding Corp.(a)
06/15/2025	7.000%	169,000	180,368
02/15/2026	6.750%	199,000	199,143
Yum! Brands, Inc.(a)
04/01/2025	7.750%	13,000	14,414
01/15/2030	4.750%	100,000	107,886

12	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yum! Brands, Inc.
03/15/2031	3.625%	72,000	71,981
Total			823,167
Retailers 0.5%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	19,000	19,072
03/01/2030	4.750%	12,000	12,043
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	46,000	48,431
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	33,000	32,373
L Brands, Inc.(a)
07/01/2025	6.875%	69,000	74,432
07/01/2025	9.375%	21,000	24,100
10/01/2030	6.625%	35,000	35,719
L Brands, Inc.
02/01/2028	5.250%	41,000	39,666
06/15/2029	7.500%	23,000	24,137
11/01/2035	6.875%	93,000	91,673
Lowe’s Companies, Inc.
05/03/2047	4.050%	305,000	362,956
Penske Automotive Group, Inc.
09/01/2025	3.500%	29,000	28,902
PetSmart, Inc.(a)
03/15/2023	7.125%	234,000	236,203
06/01/2025	5.875%	113,000	115,738
Total			1,145,445
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	94,000	97,148
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	44,000	48,417
02/15/2028	5.875%	92,000	98,233
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	77,000	76,451
01/15/2027	4.625%	19,000	19,435
02/15/2030	4.875%	44,000	46,011
Kroger Co. (The)
02/01/2047	4.450%	218,000	268,623
Total			654,318
Technology 2.6%
Ascend Learning LLC(a)
08/01/2025	6.875%	92,000	94,020
08/01/2025	6.875%	78,000	80,218
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	19,000	20,075
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	137,000	138,547
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	27,000	28,840
03/01/2026	9.125%	16,000	16,942
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	870,000	963,647
Broadcom, Inc.
11/15/2030	4.150%	175,000	196,314
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	29,000	29,493
Camelot Finance SA(a)
11/01/2026	4.500%	54,000	55,301
CDK Global, Inc.
06/01/2027	4.875%	57,000	59,935
CommScope Technologies LLC(a)
06/15/2025	6.000%	82,000	83,094
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	26,000	26,011
Gartner, Inc.(a)
07/01/2028	4.500%	89,000	93,487
10/01/2030	3.750%	97,000	98,237
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(a)
11/30/2024	10.000%	82,000	86,819
Iron Mountain, Inc.(a)
07/15/2028	5.000%	61,000	62,462
09/15/2029	4.875%	39,000	39,649
07/15/2030	5.250%	154,000	160,503
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	108,000	109,289
Microchip Technology, Inc.(a)
09/01/2025	4.250%	77,000	79,859
MSCI, Inc.(a)
08/01/2026	4.750%	36,000	37,277
NCR Corp.(a)
04/15/2025	8.125%	56,000	61,914
10/01/2028	5.000%	167,000	167,049
09/01/2029	6.125%	67,000	70,975
10/01/2030	5.250%	66,000	65,993
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	90,000	98,497
Oracle Corp.
04/01/2050	3.600%	575,000	643,601
Plantronics, Inc.(a)
05/31/2023	5.500%	250,000	224,589

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PTC, Inc.(a)
02/15/2025	3.625%	21,000	21,298
02/15/2028	4.000%	63,000	64,806
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	150,000	155,505
QualityTech LP/QTS Finance Corp.(a),(i)
10/01/2028	3.875%	160,000	160,985
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	250,000	267,677
11/15/2026	8.250%	113,000	123,749
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	21,000	23,106
09/01/2025	7.375%	113,000	113,995
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	41,000	42,771
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	50,000	52,261
Switch Ltd.(a)
09/15/2028	3.750%	33,000	33,328
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	43,000	44,994
06/01/2025	6.750%	79,000	80,598
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	400,000	404,613
Verscend Escrow Corp.(a)
08/15/2026	9.750%	151,000	164,217
Total			5,646,540
Transportation Services 0.6%
Adani Ports & Special Economic Zone Ltd.(a)
07/03/2029	4.375%	200,000	201,107
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	41,000	37,272
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%	230,000	264,245
FedEx Corp.
04/01/2046	4.550%	385,000	465,163
Hertz Corp. (The)(a),(j)
06/01/2022	0.000%	56,000	51,255
01/15/2028	0.000%	265,000	122,604
XPO Logistics, Inc.(a)
06/15/2022	6.500%	50,000	50,115
Total			1,191,761
Wireless 1.1%
Altice France Holding SA(a)
02/15/2028	6.000%	208,000	197,991
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a)
05/01/2026	7.375%	317,000	332,196
02/01/2027	8.125%	68,000	74,086
01/15/2028	5.500%	142,000	143,558
SBA Communications Corp.
09/01/2024	4.875%	305,000	312,557
SBA Communications Corp.(a)
02/15/2027	3.875%	69,000	70,111
Sprint Capital Corp.
11/15/2028	6.875%	221,000	276,150
03/15/2032	8.750%	71,000	103,970
Sprint Corp.
03/01/2026	7.625%	134,000	161,925
T-Mobile USA, Inc.
02/01/2026	4.500%	50,000	51,507
02/01/2028	4.750%	147,000	157,232
T-Mobile USA, Inc.(a)
04/15/2030	3.875%	390,000	442,787
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	55,000	55,999
Total			2,380,069
Wirelines 1.3%
AT&T, Inc.
06/15/2045	4.350%	300,000	337,599
AT&T, Inc.(a)
09/15/2055	3.550%	974,000	943,036
CenturyLink, Inc.
12/01/2023	6.750%	52,000	57,088
04/01/2024	7.500%	102,000	114,147
04/01/2025	5.625%	78,000	83,439
CenturyLink, Inc.(a)
12/15/2026	5.125%	109,000	111,647
02/15/2027	4.000%	44,000	44,659
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	179,000	176,191
03/01/2028	6.125%	111,000	114,548
Level 3 Financing, Inc.(a)
07/01/2028	4.250%	151,000	153,140
01/15/2029	3.625%	220,000	217,264
Network i2i Ltd.(a),(g)
12/31/2049	5.650%	400,000	398,714
Telecom Italia Capital SA
09/30/2034	6.000%	34,000	39,439
Total			2,790,911
Total Corporate Bonds & Notes (Cost $82,761,504)			86,985,139

14	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Foreign Government Obligations(k),(l) 8.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Angola 0.1%
Angolan Government International Bond(a)
11/26/2029	8.000%		400,000	317,589
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%		202,000	202,097
01/07/2041	5.625%		210,000	227,411
Total				429,508
Canada 0.2%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		200,000	215,914
NOVA Chemicals Corp.(a)
08/01/2023	5.250%		79,000	77,939
06/01/2027	5.250%		87,000	81,739
Total				375,592
China 0.3%
Syngenta Finance NV(a)
04/24/2028	5.182%		600,000	660,682
Colombia 0.6%
Colombia Government International Bond
01/30/2030	3.000%		200,000	203,836
04/15/2031	3.125%		200,000	204,873
05/15/2049	5.200%		273,000	330,681
Ecopetrol SA
04/29/2030	6.875%		400,000	478,851
Total				1,218,241
Dominican Republic 0.8%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	10,000,000	188,731
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	3,012,000	52,567
03/04/2022	10.375%	DOP	17,800,000	316,015
02/10/2023	14.500%	DOP	3,600,000	68,784
01/25/2027	5.950%		218,000	233,934
01/30/2030	4.500%		150,000	147,732
04/30/2044	7.450%		486,000	545,678
01/27/2045	6.850%		200,000	210,519
Total				1,763,960
Egypt 0.2%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	100,000	108,770
01/31/2047	8.500%		250,000	242,330
02/21/2048	7.903%		200,000	184,917
Total				536,017
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/2027	6.375%		200,000	173,401
Ghana 0.2%
Ghana Government International Bond(a)
02/11/2035	7.875%		400,000	339,686
Guatemala 0.1%
Guatemala Government Bond(a)
04/24/2032	5.375%		200,000	229,873
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	201,335
Indonesia 1.0%
Indonesia Government International Bond(a)
01/17/2038	7.750%		100,000	154,442
Indonesia Government International Bond
10/30/2049	3.700%		409,000	438,190
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		200,000	219,263
11/15/2048	6.757%		200,000	258,094
PT Pertamina Persero(a)
05/30/2044	6.450%		200,000	262,777
01/21/2050	4.175%		320,000	321,550
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		250,000	226,081
05/05/2024	4.450%		200,000	180,865
Total				2,061,262
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	400,000	424,596
06/15/2033	6.125%		200,000	187,791
Total				612,387
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		200,000	222,874
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		200,000	223,675
Mexico 0.8%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,294
05/31/2029	8.500%	MXN	8,500,000	454,266

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	260,000	10,169
01/23/2030	6.840%		135,000	120,489
01/28/2031	5.950%		22,000	18,463
01/28/2060	6.950%		370,000	286,005
Petroleos Mexicanos
01/23/2026	4.500%		80,000	71,243
08/04/2026	6.875%		350,000	336,852
11/12/2026	7.470%	MXN	4,700,000	167,309
01/23/2029	6.500%		200,000	179,740
Total				1,646,830
Morocco 0.1%
OCP SA(a)
04/25/2024	5.625%		200,000	217,033
Netherlands 0.1%
Petrobras Global Finance BV
03/19/2049	6.900%		200,000	223,213
Panama 0.2%
Panama Government International Bond
04/01/2056	4.500%		400,000	501,336
Paraguay 0.2%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	226,870
08/11/2044	6.100%		200,000	258,555
Total				485,425
Qatar 0.5%
Qatar Government International Bond(a)
03/14/2049	4.817%		725,000	978,819
Romania 0.5%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	700,000	1,001,548
Russian Federation 0.3%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%		400,000	460,664
03/28/2035	5.100%		200,000	246,092
Total				706,756
Saudi Arabia 0.2%
Saudi Government International Bond(a)
01/21/2055	3.750%		400,000	434,835
Serbia 0.1%
Serbia International Bond(a)
09/28/2021	7.250%		250,000	264,630
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	200,000	191,383
Turkey 0.2%
Turkey Government International Bond
02/17/2028	5.125%	600,000	547,047
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2026	7.750%	200,000	199,249
09/25/2032	7.375%	220,000	207,170
Total			406,419
United Arab Emirates 0.5%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	200,000	214,584
04/16/2050	3.875%	200,000	244,818
DP World Crescent Ltd.(a)
07/18/2029	3.875%	400,000	419,105
DP World PLC(a)
09/25/2048	5.625%	200,000	228,422
Total			1,106,929
Total Foreign Government Obligations (Cost $17,856,072)			18,078,285

Residential Mortgage-Backed Securities - Agency 11.4%

Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.798%	2,618,353	498,634
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.902%	1,905,603	413,616
Federal Home Loan Mortgage Corp.(m)
CMO Series 4120 Class AI
11/15/2039	3.500%	1,314,258	46,840
Federal Home Loan Mortgage Corp.(e),(m)
CMO Series 4620 Class AS
11/15/2042	2.865%	1,078,799	65,165
Federal National Mortgage Association
05/01/2041	4.000%	80,630	86,892
Federal National Mortgage Association(e),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,238,834	4

16	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(m)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	811,492	41,250
CMO Series 2012-139 Class IL
04/25/2040	3.500%	1,219,431	56,598
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,336,515	174,312
Federal National Mortgage Association(b),(m)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.002%	446,565	79,843
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.852%	919,998	190,815
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.852%	1,616,402	379,786
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	5.952%	635,190	160,079
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.002%	1,297,742	294,949
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.002%	617,633	126,093
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.902%	1,705,956	359,988
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	5.852%	1,905,054	407,206
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	1,483,084	145,957
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(m)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	5.944%	765,172	162,063
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.044%	701,609	140,206
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	6.094%	806,015	151,829
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	6.044%	1,662,116	276,608
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.944%	1,149,077	199,079
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	5.944%	927,892	154,849
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.044%	1,564,191	309,885
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	5.894%	1,924,042	319,743
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.894%	605,653	125,922
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.894%	1,866,344	379,701

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.894%	1,518,137	249,223
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.894%	1,189,543	244,749
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.994%	929,142	192,707
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.994%	951,978	176,055
Government National Mortgage Association TBA(i)
10/21/2050	3.000%	2,000,000	2,094,102
Uniform Mortgage-Backed Security TBA(i)
10/19/2035	3.000%	1,000,000	1,049,375
10/14/2050	2.000%	10,000,000	10,339,063
10/14/2050	2.500%	4,000,000	4,195,781
Total Residential Mortgage-Backed Securities - Agency (Cost $23,649,957)			24,288,967

Residential Mortgage-Backed Securities - Non-Agency 19.4%

Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A3
04/25/2048	4.218%	413,129	423,178
Arroyo Mortgage Trust(a),(e)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	316,792	327,254
Banc of America Funding Trust(a),(d),(e)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	507,334	516,263
Bayview Opportunity Master Fund IIIb Trust(a),(e)
Series 2019-LT2 Class A1
10/28/2034	3.376%	93,567	93,714
Bayview Opportunity Master Fund IVa Trust(a),(c),(d),(e)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	487,754	493,438
Bayview Opportunity Master Fund IVb Trust(a),(e)
CMO Series 2019-RN4 Class A1
10/28/2034	3.278%	192,798	192,371
Bayview Opportunity Master Fund Trust(a),(e)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	244,986	244,223
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund V Trust(a),(d),(e)
CMO Series 2020-RN3 Class A1
09/25/2035	3.105%	400,000	400,000
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.775%	400,000	393,389
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.475%	20,604	20,601
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	1.598%	261,182	260,321
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.775%	1,200,000	1,163,623
CMO Series 2020-1A Class M1B
1-month USD LIBOR + 3.400% 06/25/2030	3.572%	200,000	201,927
CMO Series 2020-2A Class M1C
1-month USD LIBOR + 4.000% Floor 4.000% 08/26/2030	4.533%	650,000	654,957
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.925%	500,000	479,979
COLT Mortgage Loan Trust(a),(e)
CMO Series 2019-1 Class M1
03/25/2049	4.518%	500,000	504,507
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.298%	584,374	528,129
Credit Suisse Mortgage Trust(a),(g)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.309%	153,134	154,306
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.526%	837,582	843,718
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	438,329	418,723
Deephaven Residential Mortgage Trust(a)
CMO Series 2018-1A Class B1
12/25/2057	4.340%	250,000	252,155

18	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.948%	330,861	328,680
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.598%	1,550,000	1,489,256
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.948%	350,000	325,619
Ellington Financial Mortgage Trust(a),(e)
CMO Series 2019-1 Class A3
06/25/2059	3.241%	421,283	431,278
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	3.302%	800,000	802,141
FMC GMSR Issuer Trust(a),(e)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	2,200,000	2,221,316
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.148%	700,000	721,850
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.148%	550,000	551,536
GCAT LLC(a),(e)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	203,027	198,779
CMO Series 2020-1 Class A1
01/26/2060	2.981%	484,949	480,868
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.075%	700,000	693,616
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	316,315	309,893
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	6.500%	651,611	649,023
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.898%	300,000	280,555
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-1 Class M2A
1-month USD LIBOR + 2.000% Floor 2.000% 02/25/2030	2.148%	300,000	268,993
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	389,023	378,536
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	1,487,871	1,487,487
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	237,303	235,876
Series 2018-PLS1 Class D
01/25/2023	4.374%	237,303	234,178
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	251,174	254,816
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	426,996	412,308
OMSR(a),(c),(d)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	407,118	378,620
OSAT Trust(a),(e)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	711,544	716,631
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.170%	610,215	581,202
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.920%	779,286	751,451
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.998%	2,350,000	2,293,632
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.825%	3,450,000	3,328,688
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	530,705	535,976
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	539,154	543,659

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	388,647	390,634
CMO Series 2020-RPL1 Class A2
05/27/2060	6.170%	444,248	447,611
RCO V Mortgage LLC(a),(e)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	850	850
CMO Series 2019-2 Class A1
11/25/2024	3.475%	1,204,523	1,201,789
Stonnington Mortgage Trust(a),(d),(e)
CMO Series 2020-1 Class A
07/28/2024	5.500%	1,030,235	1,030,235
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	958,979	960,504
CMO Series 2019-1 Class A1
03/25/2022	4.458%	600,000	604,493
VCAT Asset Securitization LLC(a),(e)
CMO Series 2019-NPL2 Class A1
11/25/2049	3.573%	663,264	661,883
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(e)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	844,092	844,092
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	600,000	573,902
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(e)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	231,393	230,915
Vericrest Opportunity Loan Trust(a),(e)
CMO Series 2019-NPL5 Class A1B
09/25/2049	4.250%	250,000	247,647
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	146,829	147,114
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	369,712	369,471
CMO Series 2020-NPL6 Class A1B
04/25/2050	4.949%	550,000	539,835
Vericrest Opportunity Loan Trust LXXXV LLC(a),(e)
CMO Series 2020-NPL1 Class A1B
01/25/2050	3.721%	300,000	287,700
Verus Securitization Trust(a),(e)
CMO Series 2019-2 Class M1
04/25/2059	3.781%	400,000	401,056
CMO Series 2019-3 Class M1
07/25/2059	3.139%	500,000	505,137
CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	275,470
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	1,000,000	999,913
Visio Trust(a),(e)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	88,817
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	194,480
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $40,966,989)			41,456,787

Senior Loans 6.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
TransDigm, Inc.(b),(n)
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	2.397%	493,737	465,965
Airlines 0.2%
American Airlines, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	1.896%	494,792	359,036
Automotive 0.2%
Clarios Global LP(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	3.647%	495,000	481,541
Cable and Satellite 0.5%
Cogeco Communications II LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.147%	48,867	47,477
Virgin Media Bristol LLC(b),(n)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.652%	500,000	484,585
Virgin Media Bristol LLC(b),(n),(o)
Tranche Q Term Loan
1-month USD LIBOR + 3.252% 01/31/2029		600,000	589,218
Total			1,121,280
Chemicals 0.9%
Chemours Co. (The)(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	1.900%	497,449	478,795

20	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ColourOz Investment 1 GmbH(b),(n)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/07/2021	5.250%	68,035	61,359
ColourOz Investment 2 LLC(b),(n)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 2.350% Floor 1.000% 09/07/2021	5.250%	412,652	372,162
Ineos US Finance LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 03/29/2024	2.147%	494,911	479,925
Nouryon Finance BV/AkzoNobel(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 10/01/2025	3.151%	479,827	463,892
Total			1,856,133
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/20/2025	3.651%	34,000	33,639
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 09/20/2026	7.901%	63,566	62,533
Uber Technologies, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	3.647%	710,785	697,827
Total			793,999
Diversified Manufacturing 0.5%
Ingersoll Rand Services Co.(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.897%	497,500	480,227
Vertical Midco GmbH(b),(n),(o)
Tranche B Term Loan
1-month USD LIBOR + 4.250% 07/01/2027	4.570%	500,000	495,270
Total			975,497
Electric 0.5%
Astoria Energy LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/24/2021	5.000%	454,839	451,769
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Corp.(b),(n)
Term Loan
1-month USD LIBOR + 4.500% Floor 1.000% 06/23/2025	5.500%	498,750	487,942
Total			939,711
Gaming 0.2%
Scientific Games International, Inc.(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	3.471%	497,449	466,911
Media and Entertainment 0.4%
Gray Television, Inc.(b),(n)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 12/03/2025	2.649%	425,886	417,854
Meredith Corp.(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% 01/31/2025	2.647%	467,033	449,230
Total			867,084
Oil Field Services 0.0%
Fieldwood Energy LLC(j),(n)
1st Lien Term Loan
04/11/2022	0.000%	275,952	69,907
2nd Lien Term Loan
04/11/2023	0.000%	372,536	86
Total			69,993
Packaging 0.2%
ProAmpac PG Borrower LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/20/2023	4.500%	471,394	464,795
Pharmaceuticals 0.2%
Grifols Worldwide Operations Ltd.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.104%	423,044	413,792
Property & Casualty 0.2%
Asurion LLC(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	3.147%	447,247	441,563

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.2%
New Red Finance, Inc./Burger King/Tim Hortons(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.897%	452,709	433,279
Retailers 0.4%
Academy Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 07/01/2022	5.000%	544,152	530,820
Party City Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/19/2022	3.250%	438,030	355,899
Total			886,719
Technology 1.1%
Ascend Learning LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 06/28/2024	4.000%	35,743	35,206
Avaya, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	4.401%	222,992	221,529
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.401%	277,008	269,737
CommScope, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.397%	497,487	483,896
Hyland Software, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	4.000%	475,257	472,781
Project Alpha Intermediate Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.520%	58,442	57,712
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Refinitiv US Holdings, Inc.(a),(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	3.397%	493,719	488,342
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 07/01/2026	3.647%	296,261	289,100
Total			2,318,303
Wireless 0.2%
SBA Senior Finance II LLC(b),(n),(o)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025		497,456	483,944
Total Senior Loans (Cost $14,786,672)			13,839,545

U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2048	3.000%	340,000	464,366
Total U.S. Treasury Obligations (Cost $337,238)			464,366

Options Purchased Puts 0.1%
Value ($)
(Cost $378,870)	312,811

Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(p),(q)	10,952,880	10,951,784
Total Money Market Funds (Cost $10,949,956)		10,951,784
Total Investments in Securities (Cost: $226,853,682)		230,209,362
Other Assets & Liabilities, Net		(16,275,983)
Net Assets		213,933,379

At September 30, 2020, securities and/or cash totaling $2,440,560 were pledged as collateral.
22	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
15,538,852 MXN	701,639 USD	Morgan Stanley	10/20/2020	438	—
1,513,077 EUR	1,787,312 USD	UBS	10/20/2020	12,624	—
Total				13,062	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	67	12/2020	GBP	9,119,370	—	(9,037)
U.S. Treasury 10-Year Note	22	12/2020	USD	3,069,688	1,653	—
U.S. Treasury 10-Year Note	1	12/2020	USD	139,531	—	(65)
Total					1,653	(9,102)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(54)	12/2020	EUR	(9,424,080)	—	(67,727)
U.S. Treasury 5-Year Note	(109)	12/2020	USD	(13,737,406)	—	(6,279)
U.S. Ultra Treasury Bond	(26)	12/2020	USD	(5,767,125)	77,550	—
Total					77,550	(74,006)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	14,000,000	14,000,000	1.00	09/30/2021	243,600	243,600
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	16,700,000	16,700,000	1.00	12/29/2020	135,270	69,211
Total							378,870	312,811

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	45,762	—	—	45,762	—
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	14,910	—	—	14,910	—
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	35,664	—	—	35,664	—
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	2,100,000	(352,620)	—	—	—	(352,620)
Total							(256,284)	—	—	96,336	(352,620)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	45,833	(100)	7,275	—	38,458	—

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.192	USD	500,000	(123,033)	250	—	(108,437)	—	(14,346)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	7.206	USD	400,000	(91,668)	200	—	(110,625)	19,157	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.192	USD	500,000	(123,034)	250	—	(88,787)	—	(33,997)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.192	USD	500,000	(123,033)	250	—	(85,496)	—	(37,287)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.192	USD	800,000	(196,853)	400	—	(157,094)	—	(39,359)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.192	USD	500,000	(123,034)	250	—	(82,735)	—	(40,049)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	7.206	USD	300,000	(68,750)	150	—	(46,786)	—	(21,814)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	7.206	USD	500,000	(114,584)	250	—	(88,704)	—	(25,630)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.192	USD	500,000	(123,034)	250	—	(103,733)	—	(19,051)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.192	USD	500,000	(123,033)	250	—	(85,496)	—	(37,287)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	7.206	USD	300,000	(68,750)	150	—	(46,199)	—	(22,401)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	7.002	USD	300,000	(71,650)	150	—	(46,997)	—	(24,503)
Total								(1,350,456)	2,800	—	(1,051,089)	19,157	(315,724)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	3.832	USD	2,360,168	322,127	—	—	322,127	—

24	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	4.549%
3-Month USD LIBOR	London Interbank Offered Rate	0.234%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $133,113,098, which represents 62.22% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2020.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2020, the total value of these securities amounted to $899,074, which represents 0.42% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.
(f)	Non-income producing investment.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2020, the total value of these securities amounted to $243,852, which represents 0.11% of total net assets.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	Represents a security purchased on a forward commitment basis.
(p)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	12,682,033	66,435,714	(68,167,864)	1,901	10,951,784	(820)	51,697	10,952,880
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2020 (Unaudited)
Currency Legend
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
26	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020